Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2023				December 31, 2022
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,815	—	—	2,815	2,641	—	—	2,641
Bermuda	39,843	1,772,429	189,190	2,001,462	40,671	1,920,467	243,904	2,205,042
Canada	1,198,290	—	—	1,198,290	1,216,876	—	—	1,216,876
Cayman Islands	46,870	1,171,213	197,333	1,415,416	36,609	1,236,373	233,599	1,506,581
Germany	1,637	—	—	1,637	20,422	—	—	20,422
Guernsey	1	630,157	180,179	810,337	1	674,562	199,714	874,277
Ireland	13,849	—	—	13,849	26,597	—	—	26,597
Japan	15,831	—	—	15,831	13,071	—	—	13,071
Jersey	—	181,647	17,514	199,161	—	150,769	35,042	185,811
Norway	94,698	—	—	94,698	99,777	—	—	99,777
Switzerland	1,952	—	—	1,952	2,748	—	—	2,748
The Bahamas	990	5,625	—	6,615	1,521	7,510	—	9,031
United Kingdom	558,724	1,010,537	162,002	1,731,263	715,750	1,131,710	108,406	1,955,866
United States	894,259	—	—	894,259	865,671	—	—	865,671
Other	2,200	—	—	2,200	2,781	—	—	2,781
Total gross exposure	2,871,959	4,771,608	746,218	8,389,785	3,045,136	5,121,391	820,665	8,987,192